SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions						3 Months Ended
	Nov. 08, 2023 shares	Oct. 26, 2023 shares	Jul. 18, 2023 shares	Feb. 24, 2023 USD ($) $ / shares shares	Aug. 01, 2022 shares	Mar. 31, 2023 shares	Sep. 30, 2022 $ / shares shares	Oct. 25, 2023 shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Nov. 03, 2022 shares	Nov. 02, 2022 shares	Aug. 02, 2022 $ / shares	Jul. 14, 2022 $ / shares	Apr. 22, 2022 shares	Apr. 12, 2022 shares	Dec. 31, 2021 shares
SUBSEQUENT EVENTS
Shares owned (as a percent)			0.083%		12.50%
Ordinary shares, shares authorized		100,000,000							8,333,334	8,333,334	8,333,334	833,334				833,334	8,333,334
Minimum
SUBSEQUENT EVENTS
Number of shares represented for one ADS			5,000		400
Exercise price of warrants | $ / shares				$ 13.20										$ 0
Maximum
SUBSEQUENT EVENTS
Number of shares represented for one ADS			60,000		5,000
Exercise price of warrants | $ / shares				$ 60.00										$ 597
ADS
SUBSEQUENT EVENTS
Number of ordinary shares for ADS					5,000
Number of shares issued for warrants						583,333	280,000
Shares warrants may purchase				280,000											28,508
Exercise price of warrants | $ / shares				$ 60.00			$ 0.00						$ 0.00
Subsequent Event
SUBSEQUENT EVENTS
Number of ordinary shares for ADS	60,000
Shares owned (as a percent)			0.083%
Reverse stock split	1.67
Net Proceeds from Issuance Offering | $				$ 6.0
Aggregate gross proceeds | $				$ 7.0
Ordinary shares, shares authorized	100,000,000	100,000,000						8,333,334
Subsequent Event | Securities Purchase Agreement With Certain Institutional Investors
SUBSEQUENT EVENTS
Threshold period for not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs, ordinary shares or ordinary share equivalents, after the closing date of the Offering				90 days
Threshold period for not to enter into an agreement to effect a variable rate transaction, after the closing date of the Offering				180 days
Subsequent Event | February Pre Funded Warrant
SUBSEQUENT EVENTS
Shares warrants may purchase				170,833
Subsequent Event | Minimum
SUBSEQUENT EVENTS
Number of shares represented for one ADS			5,000
Subsequent Event | Maximum
SUBSEQUENT EVENTS
Number of shares represented for one ADS			60,000
Subsequent Event | February Offering
SUBSEQUENT EVENTS
Number of shares issued for warrants				412,500
Exercise price of warrants | $ / shares				$ 13.20
Subsequent Event | ADS
SUBSEQUENT EVENTS
Number of ordinary shares for ADS	1
Reverse stock split	1	60,000
Exercise price of warrants | $ / shares				12.00
Subsequent Event | ADS | February Pre Funded Warrant
SUBSEQUENT EVENTS
Warrant price | $ / shares				$ 11.9988
Shares warrants may purchase				170,833
Subsequent Event | ADS | February Offering
SUBSEQUENT EVENTS
Number of shares issued for warrants				412,500
Shares Issued, Price Per Share | $ / shares				$ 12.00